Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

Outstanding stock options are considered dilutive securities for purposes of calculating diluted EPS which was computed using the treasury stock method. (dollars in thousands, except per share amounts):

	2016			2015
	Earnings	Weighted- Average Shares	Per Share Amount	Earnings	Weighted- Average Shares	Per Share Amount
Year Ended December 31:
Basic EPS:
Net earnings	$2,220	1,982,334	$1.12	$1,704	1,945,980	$0.88
Effect of dilutive securities-
Incremental shares from assumed conversion of options		8,827			9,593

Diluted EPS:
Net earnings	$2,220	1,991,161	$1.11	$1,704	1,955,573	$0.87